Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Operating lease obligations:
Total	$ 51
Due within 1 year	8
Due in year 2	6
Due in year 3	5
Due in year 4	4
Due in year 5	4
Due after 5 years	24
Total	24,034
Due within 1 year	2,053
Due in year 2	1,842
Due in year 3	1,792
Due in year 4	1,516
Due in year 5	1,411
Due after 5 years	15,420
Power
Purchase obligations:
Total	2,438
Due within 1 year	254
Due in year 2	191
Due in year 3	174
Due in year 4	170
Due in year 5	172
Due after 5 years	1,477
Renewable power
Purchase obligations:
Total	1,699
Due within 1 year	110
Due in year 2	110
Due in year 3	109
Due in year 4	109
Due in year 5	108
Due after 5 years	1,153
Gas
Purchase obligations:
Total	1,348
Due within 1 year	359
Due in year 2	290
Due in year 3	242
Due in year 4	202
Due in year 5	144
Due after 5 years	111
Long-term contracts - UNS Energy | UNS Energy
Purchase obligations:
Total	777
Due within 1 year	176
Due in year 2	142
Due in year 3	92
Due in year 4	60
Due in year 5	46
Due after 5 years	261
Renewable energy credit purchase agreement
Purchase obligations:
Total	146
Due within 1 year	24
Due in year 2	26
Due in year 3	18
Due in year 4	11
Due in year 5	11
Due after 5 years	56
Interest obligations on long-term debt
Other commitments:
Total	16,345
Due within 1 year	994
Due in year 2	973
Due in year 3	950
Due in year 4	902
Due in year 5	870
Due after 5 years	11,656
ITC easement agreement | ITC
Other commitments:
Total	436
Due within 1 year	14
Due in year 2	14
Due in year 3	14
Due in year 4	14
Due in year 5	14
Due after 5 years	366
Debt collection agreement | Maritime Electric
Other commitments:
Total	119
Due within 1 year	3
Due in year 2	3
Due in year 3	3
Due in year 4	3
Due in year 5	3
Due after 5 years	104
Purchase of Springerville Common Facilities
Other commitments:
Total	93
Due within 1 year	0
Due in year 2	0
Due in year 3	93
Due in year 4	0
Due in year 5	0
Due after 5 years	0
Joint-use asset and shared service agreements
Other commitments:
Total	52
Due within 1 year	3
Due in year 2	3
Due in year 3	3
Due in year 4	3
Due in year 5	3
Due after 5 years	37
Other
Other commitments:
Total	530
Due within 1 year	108
Due in year 2	84
Due in year 3	89
Due in year 4	38
Due in year 5	36
Due after 5 years	$ 175